Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	$ (18,108)	$ (15,601)	$ (33,147)
Cash flows from investing activities:
Proceeds from repayment of the note issued by OPI	67,985	31,529	9,564
Purchases of preferred share of Kaixin	(6,000)	0	0
Total cash provided by investing activities	58,038	32,802	18,883
Cash flows from financing activities:
Proceeds from exercise of share options	275	1	8
Repayment of borrowings	(11,451)	(4,751)	(31,000)
Total cash (used in) provided by financing activities	(10,909)	2,456	(25,793)
Reportable Legal Entities | Parent Company
STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	(50,323)	(30,170)	13,850
Cash flows from investing activities:
Proceeds from repayment of the note issued by OPI	67,985	31,529	9,564
Purchases of preferred share of Kaixin	(6,000)	0	0
Total cash provided by investing activities	61,985	31,529	9,564
Cash flows from financing activities:
Proceeds from exercise of share options	275	1	10
Proceeds from borrowings	0	400	7,000
Repayment of borrowings	(11,451)	0	(31,000)
Total cash (used in) provided by financing activities	(11,176)	401	(23,990)
Net increase (decrease) in cash and cash equivalents	486	1,760	(576)
Cash and cash equivalents at the beginning of year	1,933	173	749
Cash and cash equivalents at the end of year	$ 2,419	$ 1,933	$ 173